Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share
Earnings per share

B5 Earnings per share

2017
	Note	Before tax B1.1	Tax B4	Non- controlling interests	Net of tax and non-controlling interests	Basic earnings per share	Diluted earnings per share

		£m	£m	£m	£m	Pence	Pence
Based on operating profit based on longer-term investment returns		4,699	(971)	(1)	3,727	145.2p	145.1p
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(1,563)	572	—	(991)	(38.6)p	(38.6)p
Amortisation of acquisition accounting adjustments		(63)	20	—	(43)	(1.7)p	(1.7)p
Cumulative exchange gain on the sold Korea life business recycled from other comprehensive income	D1	61	—	—	61	2.4p	2.4p
Profit attaching to disposal of businesses	D1	162	(82)	—	80	3.1p	3.1p
Impact of US Tax Reform	B4	—	(445)	—	(445)	(17.3)p	(17.3)p

Based on profit for the year		3,296	(906)	(1)	2,389	93.1p	93.0p

2016
	Note	Before tax B1.1	Tax B4	Non- controlling interests	Net of tax and non- controlling interests	Basic earnings per share	Diluted earnings per share

		£m	£m	£m	£m	Pence	Pence
Based on operating profit based on longer-term investment returns		4,256	(894)	—	3,362	131.3p	131.2p
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(1,678)	519	—	(1,159)	(45.3)p	(45.2)p
Loss attaching to held for sale Korea life business	D1	(227)	(4)	—	(231)	(9.0)p	(9.0)p
Amortisation of acquisition accounting adjustments		(76)	25	—	(51)	(2.0)p	(2.0)p

Based on profit for the year		2,275	(354)	—	1,921	75.0p	75.0p

2015
	Note	Before tax B1.1	Tax B4	Non- controlling interests	Net of tax and non- controlling interests	Basic earnings per share	Diluted earnings per share

		£m	£m		£m	Pence	Pence
Based on operating profit based on longer-term investment returns		3,969	(786)	—	3,183	124.6p	124.5p
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(755)	206	—	(549)	(21.5)p	(21.5)p
Profit attaching to held for sale Korea life business	D1	56	(14)	—	42	1.7p	1.7p
Cumulative exchange loss on the sold Japan life business recycled from other comprehensive income		(46)	—	—	(46)	(1.8)p	(1.8)p
Amortisation of acquisition accounting adjustments		(76)	25	—	(51)	(2.0)p	(2.0)p

Based on profit for the year		3,148	(569)	—	2,579	101.0p	100.9p

Earnings per share are calculated based on earnings attributable to ordinary shareholders, after related tax and non-controlling interests.

The weighted average number of shares for calculating earnings per share, which excludes those held in employee share trusts and consolidated unit trusts and OEICs, is set out as below:

Weighted average number of shares for calculation of:	2017 millions	2016 millions	2015 millions

Basic earnings per share	2,567	2,560	2,553
Shares under option at end of year	6	7	9
Number of shares that would have been issued at fair value on assumed option price	(5)	(5)	(6)

Diluted earnings per share	2,568	2,562	2,556